Revenues (Tables)	12 Months Ended
Dec. 31, 2013
Revenues
Schedule of revenues

	Years ended December 31,
	2011	2012	2013
	RMB	RMB	RMB	US$
Pay-for-performance services	216,932	422,234	749,716	123,844
Display advertising services	33,334	46,670	63,503	10,490
Other services	12,161	32,821	37,703	6,228

Total	262,427	501,725	850,922	140,562

Schedule of revenue from pay-for-performance services which comprised of travel services

	Years ended December 31,
	2011	2012	2013
	RMB	RMB	RMB	US$
Flights and flight related	170,577	307,708	550,831	90,991
Hotels	45,530	108,144	172,315	28,464
Others	825	6,382	26,570	4,389

Total	216,932	422,234	749,716	123,844